LONG-TERM PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LONG TERM PREPAYMENTS [Abstract]
Schedule of long-term prepayments

Long-term prepayments consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Prepayments for the expansion of automobile dealerships	120,000	20,000	3,211
Deposit for financing from Toyota Financing Corporation	6,500	6,500	1,043
Prepayment for investment in Saneguard Automobile Insurance Co., Ltd.	11,250	-	-

	137,750	26,500	4,254